Income tax and deferred taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income tax and deferred taxes	Income tax and deferred taxes
Tax receivables as of December 31, 2024 and 2023, are as follows:
25.1    Current and non-current tax assets
(a)Current

Current tax assets	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Monthly provisional income tax payments, Chilean companies (1)	133,898	584,382
Monthly provisional income tax payments, foreign companies	12,859	26,741
Corporate tax credits (2)	4,603	1,918
1st category tax absorbed by tax losses (3)	—	1,872
Taxes in recovery process (1)	431,783	22,120
Total	583,143	637,033
(b)Non-current

Non-current tax assets	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Non current tax receivable (see note 20.3)	59,541	59,541
Total	59,541	59,541

(1)The PPM of Chilean companies and taxes in the process of recovery are presented net of the liability for specific tax on lithium mining activity for an amount of USD$179.5 million. See note 20.3 Tax contingencies. The taxes in recovery process represent PPM of the previous periods that are yet to be reimbursed from the tax authority.
(2)These credits are available for companies and are related to corporate tax payments in April of the following year. These credits include, among others, credits for training expenses (SENCE), credits for acquisition of fixed assets, donations and credits in Chile for taxes paid abroad.
(3)This concept corresponds to the tax loss absorptions determined by the company at the end of the year, which must be attributed to the dividends received during the year.
25.2    Current tax liabilities

Current tax liabilities	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Chilean income tax (1)	24,687	636
Specific mining tax to lithium mining (see note 20.3)	—	162,743
Foreign company income tax (2)	55,154	20,254
Total	79,841	183,633
(1)Income tax in Chile is presented net of provisional monthly payments by Chilean companies for an amount of US$90.9 million.

(2)The income tax of foreign subsidiaries is presented net of provisional monthly payments by companies for an amount of US$66.9 million.
Income tax is calculated based on the income statements or loss for tax purposes that is applied to the effective tax rate applicable in Chile. As established by Law No. 21,713 is 27%.
The royalty is determined by applying the taxable rate to the net operating income obtained, according to the chart in force. The Company currently provisioned 5.00% for mining royalties that involve operations in the Salar de Atacama and 5.44% for caliche extraction operations.
The income tax rate for the main countries where the Company operates is presented below:

Country	Income tax 2024	Income tax 2023
Spain	25%	25%
Belgium	25%	25%
Mexico	30%	30%
United States	21% + 2.5%	21% + 3%
South Africa	27%	27%
South Korea	24% (2)	24% (2)
China	25%+12% (1)	25%+12% (1)
Australia	30%	30%
(1)Additional tax of 12% on VAT payable and the corporate rate in Sichuan is 15%.
(2)Sliding scale from 9% to 24% of taxable income.
25.3    Income tax and deferred taxes
(a)Deferred tax assets and liabilities as of December 31, 2024

Description of deferred tax assets and liabilities as of December 31, 2024	Net liability position
	Assets	Liabilities
	ThUS$	ThUS$
Unrealized profit	157,503	—
Property, plant and equipment and capitalized interest (1)	—	(314,309)
Restoration and rehabilitation provision	5,220	—
Manufacturing expenses	—	(154,906)
Employee benefits and unemployment insurance	—	(8,736)
Vacation accrual	9,001	—
Inventory provision	16,353	—
Materials provision	20,293	—
Others employee benefits	10,291	—
Research and development expenses	—	(17,239)
Bad debt provision	—	(203)
Provision for legal complaints and expenses	2,788	—
Loan acquisition expenses	—	(17,604)
Financial instruments recorded at market value	3,277	—
Specific tax on mining activity	—	(1,398)
Specific tax on lithium mining activity	4,049	—
Tax loss benefit	129,123	—
Other	15,422	—
Foreign items (other)	260	—
Balances to date	373,580	(514,395)
Net balance		(140,815)
(1)This includes right-of-use assets.
(b)Deferred tax assets and liabilities as of December 31, 2023

	Net liability position
Description of deferred tax assets and liabilities as of December 31, 2023	Assets	Liabilities
	ThUS$	ThUS$
Unrealized loss	321,340	—
Property, plant and equipment and capitalized interest (1)	—	(240,056)
Restoration and rehabilitation provision	6,336	—
Manufacturing expenses	—	(159,879)
Employee benefits and unemployment insurance	—	(9,438)
Vacation accrual	9,373	—
Inventory provision	34,718	—
Materials provision	14,405	—
Others employee benefits	6,561	—
Research and development expenses	—	(16,046)
Bad debt provision	3,060	—
Provision for legal complaints and expenses	2,932	—
Loan acquisition expenses	—	(12,735)
Financial instruments recorded at market value	—	(52,016)
Specific tax on mining activity	—	(3,303)
Tax loss benefit	23,340	—
Other	—	(21,119)
Foreign items (other)	75	—
Balances to date	422,140	(514,592)
Net balance		(92,452)
(1)This item includes right-of-use assets.
Deferred tax assets and liabilities in the consolidated statement of financial position as of December 31, 2024 and 2023, are as follows:

Movements of deferred tax assets and liabilities	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Deferred tax assets	157,564	302,236
Deferred tax liabilities	(298,379)	(394,688)
Total	(140,815)	(92,452)
(c)Reconciliation of changes in deferred tax (liabilities) assets as of December 31, 2024

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2024	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	321,340	(163,837)	—	(163,837)	157,503
Property, plant and equipment and capitalized interest	(288,116)	(26,193)	—	(26,193)	(314,309)
Restoration and rehabilitation provision	6,336	(1,116)	—	(1,116)	5,220
Manufacturing expenses	(159,879)	4,973	—	4,973	(154,906)
Employee benefits and unemployment insurance	(9,438)	1,567	(865)	702	(8,736)
Vacation accrual	9,373	(372)	—	(372)	9,001
Inventory provision	34,718	(18,365)	—	(18,365)	16,353
Materials provision	14,405	5,888	—	5,888	20,293
Derivative financial instruments	—	3,049	(3,049)	—	—
Others employee benefits	6,561	3,730	—	3,730	10,291
Research and development expenses	(16,046)	(1,193)	—	(1,193)	(17,239)
Bad debt provision	1,957	(2,160)	—	(2,160)	(203)
Provision for legal complaints and expenses	2,932	(144)	—	(144)	2,788
Loan approval expenses	(12,735)	(4,869)	—	(4,869)	(17,604)
Financial instruments recorded at market value	(52,016)	—	55,293	55,293	3,277
Specific tax on mining activity	(3,303)	1,900	5	1,905	(1,398)
Specific tax on lithium mining activity	—	4,049	—	4,049	4,049
Tax loss benefit	74,347	54,776	—	54,776	129,123
Others	(22,963)	38,385	—	38,385	15,422
Foreign items (other)	75	(1,682)	1,867	185	260
Total temporary differences, unused losses and unused tax credits	(92,452)	(101,614)	53,251	(48,363)	(140,815)
(d)Reconciliation of changes in deferred tax (liabilities) assets as of December 31, 2023

Reconciliation of changes in deferred tax assets (liabilities) in deferred tax as of December 31, 2023	Deferred tax (liability) asset at beginning of period	Deferred tax (expense) benefit recognized in income for the year	Deferred taxes related to items (credited) charged directly to equity	Total change in deferred taxes	Deferred tax (liability) asset at end of period
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Unrealized loss	655,695	(334,355)	—	(334,355)	321,340
Property, plant and equipment and capitalized interest	(244,560)	(43,556)	—	(43,556)	(288,116)
Restoration and rehabilitation provision	4,685	1,651	—	1,651	6,336
Manufacturing expenses	(139,383)	(20,496)	—	(20,496)	(159,879)
Employee benefits and unemployment insurance	(8,995)	(2,020)	1,577	(443)	(9,438)
Vacation accrual	7,650	1,723	—	1,723	9,373
Inventory provision	27,512	7,206	—	7,206	34,718
Materials provision	11,915	2,490	—	2,490	14,405
Derivative financial instruments	—	5,047	(5,047)	—	—
Others employee benefits	1,177	5,384	—	5,384	6,561
Research and development expenses	(12,294)	(3,752)	—	(3,752)	(16,046)
Bad debt provision	715	1,242	—	1,242	1,957
Provision for legal complaints and expenses	6,827	(3,895)	—	(3,895)	2,932
Loan approval expenses	(8,793)	(3,942)	—	(3,942)	(12,735)
Financial instruments recorded at market value	5,226	—	(57,242)	(57,242)	(52,016)
Specific tax on mining activity	(5,799)	2,491	5	2,496	(3,303)
Tax loss benefit	10,059	64,288	—	64,288	74,347
Others	2,913	(25,876)	—	(25,876)	(22,963)
Foreign items (other)	96	(21)	—	(21)	75
Total temporary differences, unused losses and unused tax credits	314,646	(346,391)	(60,707)	(407,098)	(92,452)
(e)Deferred taxes related to benefits for tax losses
The Company’s tax loss carryforwards were mainly generated by losses in Chile, which in accordance with current Chilean tax regulations have no expiration date.
As of December 31, 2024, and 2023, tax loss carryforwards are detailed as follows:

Deferred taxes related to benefits for tax losses	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Chile	44,525	16,087
Foreign	84,598	7,253
Total	129,123	23,340

The tax losses as of December 31, 2024, which are the basis for these deferred taxes correspond mainly to SQM Salar SpA., SQM Potasio SpA., Orcoma SpA., SCM Búfalo, SQM North América Corp., Sichuan Dixin New Energy Co. Ltd., SQM Comercial Perú S.A.C. and SQM Australia Pty Ltd.
(f)Movements in deferred tax assets and liabilities
Movements in deferred tax assets and liabilities as of December 31, 2024 and 2023 are detailed as follows:

Movements in deferred tax assets and liabilities	Assets (liabilities)
	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Deferred tax assets and liabilities, net opening balance	(92,452)	314,646
Increase (decrease) in deferred taxes in income	(101,614)	(346,391)
Increase (decrease) deferred taxes in equity	53,251	(60,707)
Total	(140,815)	(92,452)
(g)Disclosures on income tax (expenses) benefits
Current and deferred tax (expenses) benefits are detailed as follows:

Disclosures on income tax (expense) benefit	(Expense) Income
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Current income tax (expense) benefit
Current tax expense (1)	(206,051)	(1,533,809)	(2,002,564)
Adjustments to prior year current income tax benefit (expense)	25,092	3,449	(626)
Current income tax expense, net total	(180,959)	(1,530,360)	(2,003,190)
Deferred tax (expense) benefit
Deferred tax benefits relating to the creation and reversal of temporary differences	(77,113)	(342,363)	427,680
Tax adjustments related to the creation and reversal of temporary differences from the previous year	(24,501)	(4,028)	3,298
Total deferred tax benefits, net	(101,614)	(346,391)	430,978
Income tax expense	(282,573)	(1,876,751)	(1,572,212)
(1) Includes a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 relating to the specific mining tax to lithium mining claims (see note 20.3).
Income tax (expenses) benefit for foreign and domestic parties are detailed as follows:

Income tax (expense) benefit	(Expense) Income
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Current income tax benefit (expense) by foreign and domestic parties, net
Current income tax (expenses), foreign parties, net	(71,477)	(120,893)	(213,060)
Current income tax (expenses), domestic, net (1)	(109,482)	(1,409,467)	(1,790,130)
Current income tax expense, net, total	(180,959)	(1,530,360)	(2,003,190)
Deferred tax benefit (expense) by foreign and domestic parties, net
Current income tax (expense) benefit, foreign parties, net	73,935	(34,014)	(21,338)
Current income tax (expense) benefits, domestic, net	(175,549)	(312,377)	452,316
Deferred tax expense, net, total	(101,614)	(346,391)	430,978
Income tax expense	(282,573)	(1,876,751)	(1,572,212)
(1) Includes a tax expense adjustment amounting US$1,089.5 million for the year ended December 31, 2023 relating to the specific mining tax to lithium mining claims (see note 20.3).
________________________________________________
(h)Disclosures on the tax effects of other comprehensive income components:

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2024
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	3,148	(860)	2,288
Cash flow hedges	11,293	(3,049)	8,244
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	3,520	(2,723)	797
Total	17,961	(6,632)	11,329

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2023
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
(Losses) income from defined benefit plans	(5,843)	1,582	(4,261)
Cash flow hedges	18,692	(5,047)	13,645
Reserve for (losses) income from financial assets measured at fair value through other comprehensive income	190,509	(57,242)	133,267
Total	203,358	(60,707)	142,651

Income tax related to other income and expense components with a charge or credit to net equity	As of December 31, 2022
	Amount before taxes (expense) gain	(Expense) income for income taxes	Amount after taxes
	ThUS$	ThUS$	ThUS$
Income (losses) from defined benefit plans	(6,350)	1,273	(5,077)
Cash flow hedges	26,622	(7,172)	19,450
Reserve for income (losses) from financial assets measured at fair value through other comprehensive income	190	(17)	173
Total	20,462	(5,916)	14,546
________________________________________________
(i)Explanation of the relationship between (expense) benefit for tax purposes and accounting income.

Based on IAS 12, paragraph 81, letter “c”, the company has estimated that the method that discloses the most significant information for users of the financial statements is the numeric conciliation between the tax benefit (expense) and the result of multiplying the accounting profit by the current rate in Chile. The aforementioned choice is based on the fact that the Company and subsidiaries established in Chile generate a large part of the Company’s tax benefit (expense).
Reconciliation between the tax expense and the tax calculated by multiplying income before taxes by the Chilean corporate income tax rate.

Income Tax (Expense) Benefit	(Expense) Benefit
	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Consolidated income before taxes	974,414	2,807,018	5,486,496
Statutory income tax rate in Chile	27%	27%	27%
Tax expense using the statutory tax rate	(263,092)	(757,895)	(1,481,354)
Net effect of royalty tax payments	(4,453)	(6,889)	(57,500)
Specific mining tax to lithium mining claims (see note 20.3) (1)	(12,635)	(1,089,476)	—
Net effect of other additional taxes (3)	(25,377)	—	—
Tax effect of income from regular activities exempt from taxation and dividends from abroad	1,030	(1,457)	3,490
Tax rate effect of non-tax-deductible expenses for determining taxable profit (loss)	(5,013)	3,509	(11,058)
Effect due to the difference in tax rates related to abroad subsidiaries	7,682	(24,748)	(25,053)
Effect of tax loss recognition	14,750	—	—
Other tax effects of reconciliation of accounting income to tax expense	4,535	205	(737)
Tax expense using the effective tax rate	(282,573)	(1,876,751)	(1,572,212)

(1)The net effects of the payment of the specific tax on the mining activity applied to lithium are presented with the deferred tax on the mining activity applied to lithium in the amount of ThUS$4,049 for the year ended December 31, 2024.

(2)The other tax effects from the reconciliation between accounting income and tax expenses include deferred taxes from the initiation of operations in Australia.

(3)Mainly related to dividends from abroad subsidiaries and capital gains tax related to common control transactions.

Pillar Two legislation, promoted by the OECD in its BEPS program, has been enacted in some jurisdictions where the Company operates. The Company is evaluating and documenting its potential exposure to income taxes under this new legislation. However, the Company does not anticipate significant exposure to Pillar Two supplementary taxes.

(j)Tax periods potentially subject to verification:
The Group’s Companies are potentially subject to income tax audits by tax authorities in each country These audits are limited to a number of interim tax periods, which, in general, when they elapse, give rise to the expiration of these inspections.
Tax audits, due to their nature, are often complex and may require several years. Below, we provide a summary of tax periods that are potentially subject to verification, in accordance with the tax regulations in force in the country of origin:
(i)Chile
According to article 200 of Decree Law No 830, the taxes will be reviewed for any deficiencies in terms of payment and to generate any taxes that might arise. There is a 3-year prescriptive period for such review, dating from the expiration of the legal deadline when payment should have been made. This prescriptive period can be extended to 6 years for the revision of taxes subject to declaration, when such declaration has not been filed or has been presented with maliciously false information.
(ii)United States
In the United States, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error is detected in the tax return of sales or cost of sales, the review can be extended for a period of up to 6 years.
(iii)Mexico:
In Mexico, the tax authority can review tax returns up to 5 years from the expiration date of the tax return.
(iv)Spain:
In Spain, the tax authority can review tax returns up to 4 years from the expiration date of the tax return.
(v)Belgium:
In Belgium, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return if no tax losses exist. In the event of detecting an omission or error in the tax return, the review can be extended for a period of up to 5 years.
(vi)South Africa:
In South Africa, the tax authority may review tax returns for up to 3 years from the expiration date of the tax return. In the event that an omission or error in the tax return is detected, the review can be extended for a period of up to 5 years.
(vii)China:
Tax returns up to 3 years old from the due date of the return can be reviewed, in special circumstances this can be extended to 5 years. When tax evasion or fraud is involved, the tax authorities will pursue the collection of tax and there is no time limit.
(viii)South Korea:
Tax returns up to 5 years old from the due date of the return can be reviewed, but this can be extended to 7 years for cross-border transactions. Failure to file the tax return on the legal due date will result in this deadline being extended by up to 5 years and 10 years for cross-border transactions. When tax evasion or fraud is involved, it will be extended by up to 10 years and 15 years for cross-border transactions.
(ix)    Australia:
Tax returns may be audited in accordance with the Australian Taxation Office (ATO) up to 4 years from their filing date or due date, whichever is earlier.